Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Investor Funds, Inc.
Entity Central Index Key	0000893783
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002886
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Class AAA
Trading Symbol	GABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class AAA	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500, yet outperformed its comparatives, the ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. Globally announced M&A activity totaled $3.2 trillion, a 10% increase versus 2023. Domestically, activity totaled $1.4 trillion for the full year, a 5% rise versus 2023 - the highest level in three years. Technology, energy and power, and financials were the most active sectors in 2024. Deals of note included Capital One Financial's acquisition of Discovery Financial and ConocoPhillips acquisition of Marathon Oil.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Class AAA	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	10,232	10,138	10,005	10,005
12/16	10,547	11,351	10,038	10,038
12/17	10,779	13,828	10,124	10,124
12/18	10,801	13,223	10,314	10,314
12/19	11,319	17,386	10,549	10,549
12/20	11,647	20,586	10,619	10,619
12/21	12,156	26,496	10,625	10,625
12/22	11,912	21,697	10,780	10,780
12/23	12,738	27,402	11,320	11,320
12/24	13,743	34,257	11,914	11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class AAA	7.89%	3.96%	3.23%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3 Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Lipper U.S. Treasury Money-Market Fund Average	4.98%	2.26%	1.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 444,925,869
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,283,611
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$444,925,869 Number of Portfolio Holdings228 Portfolio Turnover Rate155% Management Fees$2,283,611
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	52.4%
Common Stocks – Securities Sold Short	(20.0)%
U.S. Government Obligations	47.2%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	20.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	24.1%
Lennar Corp. Cl A	(19.9)%
KKR & Co. Inc.	1.5%
Fox Corp. Cl B	1.3%
TXNM Energy Inc.	1.3%
Juniper Networks Inc.	1.0%
TEGNA Inc.	0.9%
SurModics Inc.	0.9%
National Fuel Gas Co.	0.7%
CNH Industrial NV	0.6%
Sinclair Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000050409
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Advisor Class
Trading Symbol	GADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500, yet outperformed its comparatives, the ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. Globally announced M&A activity totaled $3.2 trillion, a 10% increase versus 2023. Domestically, activity totaled $1.4 trillion for the full year, a 5% rise versus 2023 - the highest level in three years. Technology, energy and power, and financials were the most active sectors in 2024. Deals of note included Capital One Financial's acquisition of Discovery Financial and ConocoPhillips acquisition of Marathon Oil.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	10,200	10,138	10,005	10,005
12/16	10,492	11,351	10,038	10,038
12/17	10,704	13,828	10,124	10,124
12/18	10,697	13,223	10,314	10,314
12/19	11,173	17,386	10,549	10,549
12/20	11,475	20,586	10,619	10,619
12/21	11,951	26,496	10,625	10,625
12/22	11,670	21,697	10,780	10,780
12/23	12,450	27,402	11,320	11,320
12/24	13,405	34,257	11,914	11,914

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	7.67%	3.71%	2.97%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3 Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Lipper U.S. Treasury Money-Market Fund Average	4.98%	2.26%	1.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 444,925,869
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,283,611
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$444,925,869 Number of Portfolio Holdings228 Portfolio Turnover Rate155% Management Fees$2,283,611
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	52.4%
Common Stocks – Securities Sold Short	(20.0)%
U.S. Government Obligations	47.2%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	20.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	24.1%
Lennar Corp. Cl A	(19.9)%
KKR & Co. Inc.	1.5%
Fox Corp. Cl B	1.3%
TXNM Energy Inc.	1.3%
Juniper Networks Inc.	1.0%
TEGNA Inc.	0.9%
SurModics Inc.	0.9%
National Fuel Gas Co.	0.7%
CNH Industrial NV	0.6%
Sinclair Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends